SUPPLEMENTAL CASH FLOW DISCLOSURE	12 Months Ended
Jan. 01, 2023
Cash flow statement [Abstract]
SUPPLEMENTAL CASH FLOW DISCLOSURE	SUPPLEMENTAL CASH FLOW DISCLOSURE:
(a)    Adjustments to reconcile net earnings to cash flows from operating activities - other items:

	2022	2021

Deferred income taxes (note 19)	$(151)	$(965)
Unrealized net (gain) loss on foreign exchange and financial derivatives	(352)	(5,958)
Other non-current assets	1,654	2,246
Other non-current liabilities	6,989	2,653
	$8,140	$(2,024)

(b)    Variations in non-cash transactions:

	2022	2021

Net additions to property, plant and equipment and intangible assets included in accounts payable and accrued liabilities	$1,522	$4,641
Proceeds on disposal of property, plant and equipment and computer software included in other current assets	157	—
Additions to right-of-use assets included in lease obligations	2,960	3,504
Shares repurchases for cancellation included in accounts payable and accrued liabilities	(5,299)	—
Non-cash ascribed value credited to share capital from shares issued or distributed pursuant to vesting of restricted share units and exercise of stock options	8,996	4,515
Deferred compensation credited to contributed surplus	(2,110)	(2,075)
Non-cash ascribed value credited to contributed surplus for dividends attributed to restricted share units	1,497	943

(c)    Changes in non-cash working capital balances:

	2022	2021

Trade accounts receivable	$77,940	$(135,103)
Income taxes	(1,571)	12,577
Inventories	(448,838)	(33,744)
Prepaid expenses, deposits and other current assets	29,915	(18,964)
Accounts payable and accrued liabilities	35,460	78,495
	$(307,094)	$(96,739)